Other Financial Assets and Liabilities - Schedule of Effect of Derivatives Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	$ 134	$ (59)
Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	(1)
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	44
Gains (Losses) Recognized into Income (Ineffective Portion)	(2)	0
Foreign currency forwards | Cost of revenue and operating expenses
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		8
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	0	4
Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Gains (Losses) Recognized into Income (Ineffective Portion)	0	0
Interest rate swaps | Finance expense
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	2	24
Cross currency swaps and cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	57	(47)
Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Gains (Losses) Recognized into Income (Ineffective Portion)	0	0
Cross currency swaps and cross currency interest rate swaps | Finance expense
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	(5)	(1)
Cross currency swaps and cross currency interest rate swaps | Other income (expense)
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	70	(45)
Commodity swaps
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	(49)	23
Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Gains (Losses) Recognized into Income (Ineffective Portion)	0	0
Commodity swaps | Cost of revenue and operating expenses
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	(13)	(17)
Commodity swaps | Other income (expense)
Disclosure of detailed information about hedging instruments [line items]
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	$ 0	$ 0